INCOME TAXES (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Current:
State			$ 480,000	$ 1,250,000	$ 4,045,000
Total current			480,000	1,250,000	4,045,000
Deferred:
Federal			3,020,000	43,869,000	(229,778,000)
State				(11,439,000)	(36,820,000)
Deferred income taxes	3,525,000	(2,890,000)	3,020,000	32,430,000	(266,598,000)
Total provision (benefit)			3,500,000	33,680,000	(262,553,000)
Tax provision from discontinued operations				210,000	830,000
Income tax provision (benefit)	3,930,000	(3,100,000)	3,500,000	33,470,000	(263,383,000)
Alternative minimum taxes recorded				0
Alternative minimum tax liability of the consolidated tax group				0
Pre-tax income (losses)
Domestic			(39,294,000)	97,303,000	103,526,000
Foreign			124,000	457,000	(1,679,000)
Total			(39,170,000)	97,760,000	101,847,000
Predecessor
Current:
State						3,700,000
Total current						3,700,000
Deferred:
Total provision (benefit)						3,700,000
Tax provision from discontinued operations						1,200,000
Income tax provision (benefit)						2,500,000
Pre-tax income (losses)
Domestic						98,093,000
Foreign						7,000
Total						$ 98,100,000